DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT
DEBT
5.	DEBT

On July 26, 2016, the Company entered into a $120,000 credit facility with JP Morgan Chase (“JPMC”) acting as the lending agent (“2016 Credit Facility”). The 2016 Credit Facility provided a revolving loan (“Revolver”) with a maximum aggregate amount of $40,000, and an $80,000 term loan (“Term Loan”).

In July of 2019, the Company amended its 2016 Credit Facility with JPMC, increasing the maximum aggregate amount available under the revolver to $60,000 and the amount of the term loan to $140,000. In addition, the maturity date of both the revolver and term loan was amended to July 2, 2022. This amendment was accounted for as a modification and approximately $1,065 of additional costs incurred in connection with the modification were capitalized as debt issuance costs. In connection with the amendment, the prior outstanding balance of $64,000 along with $100 of interest was paid-off.

In November of 2020, the Company entered into a new agreement with JPMC to refinance its July 2019 credit facility, increasing the maximum aggregate amount available under the term loan to $240,000 bringing total credit facility to $300,000. In addition, the maturity date of both the revolver and term loan was amended to November 5, 2023. This amendment was accounted for as a modification and approximately $3,200 of additional costs incurred in connection with the modification were capitalized as debt issuance costs. In connection with the amendment, the prior outstanding balance were paid-off. Further, one of the lenders in the original agreement did not participate in the amended debt agreement. As such, the balance related to that lender was written off by the Company.

Interest on the Revolver and Term Loan are based the outstanding principal amount during the interest period multiplied by the fluctuating bank prime rate plus the applicable margin of 2.00% or for portions of the debt converted to Euro Loans the quoted LIBOR rate plus the applicable margin of 3.00%. At September 30, 2021 and 2020, the effective interest rate on the Revolver and Term Loan was 4.36% and 2.75% per annum, respectively. Interest is payable monthly in arrears or upon maturity of the Euro loans that can run 30, 90, 120, 180 day time periods. The Company must pay quarterly an annual commitment fee of 0.40% on the unused portion of the $60 million Revolver commitment.

The credit facility is secured by substantially all of the assets of the Company. The Company recognized $8,830 and $3,770 of interest expense related to the Revolver and the Term Loan for the periods ended September 30, 2021 and 2020, respectively.

The terms of the credit facilities contain certain financial covenants including a minimum interest coverage ratio, a maximum total debt to EBITDA ratio and a minimum fixed charge coverage ratio. At September 30, 2021 and December 31, 2020, the Company was in compliance with all financial covenants.

As of September 30, 2021 and December 31, 2020, there was $15,000 and $20,000 balance on the Revolver.

The balances payable under all borrowing facilities are as follows:

	September 30,	December 31,
	2021	2020
Total debt	$222,000	$240,000
Less: current portion of term loan (scheduled payments)	24,000	24,000
Less: net deferred financing costs	2,946	4,113
Total long-term debt	$195,054	$211,887

The maturity of the Term Loan is as follows:

Remainder of 2021	$6,000
2022	24,000
2023	192,000
Total debt	$222,000

CompoSecure is exposed to interest rate risk on variable interest rate debt obligations. To manage interest rate risk, CompoSecure entered into an interest rate swap agreement on November 5, 2020 to hedge forecasted interest rate payments on its variable rate debt. At September 30, 2021, the Company’s interest rate swap contract outstanding had a notional amount of $100,000 maturing in November 2023. The

Company has designated the interest rate swap as a cash flow hedge for accounting purposes utilizing the hypothetical derivative method. The Company has determined the fair value of the interest rate swap to be zero at the inception of the agreement. The Company has determined the fair value of the interest rate swap to be immaterial at each reporting period and therefore, in the consolidated statements of operations, the Company reflects only the realized gains and losses of the actual monthly settlement activity of the interest rate swap. The Company does not reflect the unrealized changes in fair value of the interest rate swap at each reporting period, and similarly a derivative asset or liability is not recognized at each reporting period in the Company’s financial statements.

6.	DEBT

On July 26, 2016, the Company obtained a $120 million credit facility with JP Morgan Chase (“JPMC”) acting as the lending agent (“2016 Credit Facility”). The 2016 Credit Facility provided a revolving loan (“Revolver”) with a maximum aggregate amount of $40 million, and a $80 million term loan (“Term Loan”).

In July of 2019, the Company amended its 2016 Credit Facility with JPMC, increasing the maximum aggregate amount available under the revolver to $60,000 and the amount of the term loan to $140,000. In addition, the maturity date of both the revolver and term loan was amended to July 2, 2022. This amendment was accounted for as a modification and approximately $1,065 of additional costs incurred in connection with the modification were capitalized as debt issuance costs. In connection with the amendment, the prior outstanding balance of $64,000 along with $100 of interest was paid-off. Further, two of the lenders in the original agreement did not participate in the amended debt agreement. As such, the balances related to these two lenders were written off by the Company.

In November of 2020, the Company entered into a new agreement with JPMC to refinance its existing July 2019 credit facility, increasing the maximum aggregate amount available under the term loan to $240,000 bringing total credit facility to $300,000. In addition, the maturity date of both the revolver and term loan was amended to November 5, 2023. This amendment was accounted for as a modification and approximately $3,200 of additional costs incurred in connection with the modification were capitalized as debt issuance costs. In connection with the amendment, the prior outstanding balance were paid-off. Further, one of the lenders in the original agreement did not participate in the amended debt agreement. As such, the balance related to that lender was written off by the Company.

Interest on the Revolver and Term Loan are based the outstanding principal amount during the interest period multiplied by the fluctuating bank prime rate plus the applicable margin of 2.00% or for portions of the debt converted to Euro Loans the quoted LIBOR rate plus the applicable margin of 3.00%. At December 31, 2020 and 2019, the effective interest rate on the Revolver and Term Loan was 4.36% and 4.09% per annum, respectively. Interest is payable monthly in arrears or upon maturity of the Euro loans that can run 30, 90, 120, 180 day time periods. The Company must pay quarterly an annual commitment fee of 0.40% on the unused portion of the $60 million Revolver commitment.

The credit facility is secured by substantially all of the assets of the Company. The Company recognized $6,142 $5,453, and $5,105 of interest expense related to the Revolver and the Term Loan for the years ended December 31, 2020, 2019, and 2018, respectively.

The terms of the credit facilities impose financial covenants including a minimum interest coverage ratio, a maximum total debt to EBITDA ratio and a minimum fixed charge coverage ratio. At December 31, 2020, the Company was in compliance with all financial covenants.

The balances payable under all borrowing facilities are as follows:

	December 31,	December 31,
	2020	2019
Total debt	$240,000	$133,000
Less: current portion of term loan (scheduled payments)	24,000	14,000
Less: net deferred financing costs	4,113	1,757
Total long-term debt	$211,887	$117,243

The maturity of the Term Loan is as follows:

Years
2021	$24,000
2022	24,000
2023	192,000
Total debt	$240,000

CompoSecure is exposed to interest rate risk on variable interest rate debt obligations. On November 5, 2020, to manage interest rate risk CompoSecure entered into an interest rate swap agreement to hedge forecasted interest rate payments on its variable rate debt. At December 31, 2020, the Company’s interest rate swap contract outstanding had a notional amount of $100,000 maturing in November 2023. The Company has designated the interest rate swap as a cash flow hedge for accounting purposes utilizing the hypothetical derivative method. The Company has determined the fair value of the interest rate swap to be zero at the inception of the agreement. The Company has determined the fair value of the interest rate swap to be immaterial at each reporting period and therefore, in the consolidated statements of operations, the Company reflects only the realized gains and losses of the actual monthly settlement activity of the interest rate swap. The Company does not reflect the unrealized changes in fair value of the interest rate swap at each reporting period, and similarly a derivative asset or liability is not recognized at each reporting period in the Company’s financial statements.